SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,759,126,853	$ 251,551,794	¥ 1,017,148,142	¥ 4,440,131,180
Short-term deposits	502,501,754	71,856,795	3,070,374,400
Prepayments	15,790,383	2,257,995	26,884,785
Other current assets	185,264,173	26,492,424	231,353,868
Amounts due from subsidiaries	91,600,802	13,098,740	74,174,692
Total current assets	2,631,902,886	376,357,106	4,469,076,045
TOTAL ASSETS	3,119,951,030	446,147,064	5,446,333,214
Current liabilities:
Accrued expenses and other current liabilities	218,920,812	31,305,260	242,517,101
Amounts due to subsidiaries and VIEs	112,306,534	16,059,621	222,588,850
Deferred revenue	236,899,790	33,876,219	252,346,104
Total current liabilities	1,131,272,677	161,769,841	1,232,021,264
TOTAL LIABILITIES	1,132,579,100	161,956,657	1,236,243,988
Shareholders' equity
Ordinary shares	20,360	2,911	20,360
Accumulated deficit	(3,820,899,394)	(546,381,346)	(3,791,817,469)
Accumulated other comprehensive income	444,533,877	63,567,500	487,387,998
Total DouYu International Holdings Limited Shareholders' equity	1,987,371,930	284,190,407	4,210,089,226
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,119,951,030	446,147,064	5,446,333,214
Parent Company
Current assets:
Cash and cash equivalents	1,257,264,873	179,786,486	654,351,902
Short-term deposits	246,008,000	35,178,676	2,990,374,400
Prepayments	28,578	4,087	70,446
Other current assets	8,593,267	1,228,822	52,846,225
Amounts due from subsidiaries	¥ 351,440	$ 50,255
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:MajorityOwnedSubsidiaryUnconsolidatedMember	us-gaap:MajorityOwnedSubsidiaryUnconsolidatedMember
Total current assets	¥ 1,512,246,158	$ 216,248,326	3,697,642,973
Investments in subsidiaries	506,905,170	72,486,476	550,081,329
TOTAL ASSETS	2,019,151,328	288,734,802	4,247,724,302
Current liabilities:
Accrued expenses and other current liabilities	30,661,953	4,384,602	36,531,297
Amounts due to subsidiaries and VIEs	341,716	48,865	349,475
Deferred revenue	775,729	110,928	754,304
Total current liabilities	31,779,398	4,544,395	37,635,076
TOTAL LIABILITIES	31,779,398	4,544,395	37,635,076
Shareholders' equity
Ordinary shares	20,360	2,911	20,360
Additional paid-in capital	5,363,717,087	767,001,342	7,514,498,337
Accumulated deficit	(3,820,899,394)	(546,381,346)	(3,791,817,469)
Accumulated other comprehensive income	444,533,877	63,567,500	487,387,998
Total DouYu International Holdings Limited Shareholders' equity	1,987,371,930	284,190,407	4,210,089,226
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 2,019,151,328	$ 288,734,802	¥ 4,247,724,302